Nature of Operations and Summary of Significant Accounting Policies: Loss per Common Share (Details) (USD $)	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Details
Dilutive Securities Outstanding	$ 0	$ 0	$ 0